Note 5 - EverOn Energy Joint Venture and Consolidation of Variable Interest Entity 1 (Details Textual) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Mar. 24, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2025	Sep. 30, 2025	Oct. 31, 2023
Goodwill		$ 18,964	$ 18,964		$ 18,964	$ 241
Net Income (Loss) Attributable to Noncontrolling Interest		(812)		$ 0	(820)	0
Goodwill, Impairment Loss		0			0
EverOn Energy LLC [Member]
Business Combination, Recognized Liability Assumed, Liability		0						$ 0
Business Combination, Recognized Asset Acquired, Asset		0
Goodwill		18,964	18,964		18,964			$ 19,000
Intangible Asset, Finite-Lived, Amortization Expense			469
Intangible Asset, Finite-Lived, Accumulated Amortization		939	462		462
Intangible Asset, Finite-Lived, after Accumulated Amortization		37,041	$ 37,518		37,518		$ 37,980
Goodwill, Impairment Loss		0			$ 0
EverOn Energy LLC [Member]
Equity Method Investment, Ownership Percentage			51.00%		51.00%			51.00%
Net Income (Loss) Attributable to Noncontrolling Interest					$ (1,558)	$ (2,077)
Intangible Asset, Finite-Lived, Amortization Expense		480		$ 0
Intangible Asset, Finite-Lived, Accumulated Amortization		$ 900
Hover [Member]
Value of Restitution	$ 20,400								$ 1,400
Hover [Member] | Series B Preferred Stock [Member]
Intangible Asset, Finite-Lived, Accumulated Amortization			$ 500		500
Intangible Asset, Finite-Lived, after Accumulated Amortization			$ 37,500		$ 37,500
Hover [Member] | EverOn Energy LLC [Member]
Equity Method Investment, Ownership Percentage	49.00%	49.00%	49.00%		49.00%			49.00%
Noncontrolling Interest in Joint Ventures		$ 18,779						$ 20,400
Noncontrolling Interest in Variable Interest Entity			$ 19,591		$ 19,591
Corporate Joint Venture [Member]
Ownership Percentage	51.00%
Corporate Joint Venture [Member] | Hoover [Member]
Stock Issued During Period, Shares, Acquisitions (in shares)	20,000
Corporate Joint Venture [Member] | Hoover [Member]
Ownership Percentage	49.00%